UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210

Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV         Charlotte, NC              11/13/12
     -----------------------         -------------             ----------
           [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:  $ 106,102 K
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE
                          ----------------------------

                 ITEM 1:               ITEM 2:   ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:          ITEM 7:         ITEM 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                               FAIR     SHARES OR
                                       TITLE OF  CUSIP        MARKET    PRINCIPAL     INVESTMENT
             NAME OF ISSUER             CLASS    NUMBER       VALUE      AMOUNT       DISCRETION       MANAGERS    VOTING AUTHORITY
                                                                                  --------------------           -------------------
                                                                                  [A]    [B]     [C]             [A]     [B]    [C]
                                                                                                SHARED
                                                                                  SOLE  SHARED  OTHER            SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE, INC.                              com    037833100  6,671,050.00   10,000  sole                           10,000
BE AEROSPACE INC                         com    073302101  3,158,250.00   75,000  sole                           75,000
BEAZER HOMES USA, INC.                   com    07556Q105  2,431,750.00  685,000  sole                          685,000
BROOKDALE SENIOR LIVING, INC.            com    112463104  3,483,000.00  150,000  sole                          150,000
CIT GROUP INC.                           com    125581801  3,742,050.00   95,000  sole                           95,000
CONCHO RESOURCES INC.                    com    20605P101  4,737,500.00   50,000  sole                           50,000
DELPHI AUTOMOTIVE PLC                    com    G27823106  3,100,000.00  100,000  sole                          100,000
EMC CORPORATION MASS                     com    268648102  4,109,589.00  150,700  sole                          150,700
EMERITUS CORPORATION                     com    291005106  3,141,000.00  150,000  sole                          150,000
ENERGY XXI (BERMUDA) LTD                 com    G10082140  4,940,547.20  141,320  sole                          141,320
GENCORP INC                              com    368682100  2,127,591.57  224,193  sole                          224,193
GOOGLE INC.                              com    38259P508  2,263,500.00    3,000  sole                            3,000
HEELYS, INC.                             com    42279M107    559,240.68  305,596  sole                          305,596
HERTZ GLOBAL HOLDINGS, INC.              com    42805T105  3,089,250.00  225,000  sole                          225,000
LEAR CORPORATION                         com    521865204  2,834,250.00   75,000  sole                           75,000
LYONDELLBASELL INDUSTRIES N.V.           com    N53745100  7,971,138.00  154,300  sole                          154,300
M/I HOMES INC.                           com    55305B101  2,127,400.00  110,000  sole                          110,000
MAGNUM HUNTER RESOURCES CORP             com    55973B102  3,108,000.00  700,000  sole                          700,000
MCMORAN EXPLORATION INC.                 com    582411104  1,468,750.00  125,000  sole                          125,000
MICHAEL KORS HOLDINGS LIMITED            com    G60754101  2,659,000.00   50,000  sole                           50,000
NATIONSTAR MTG HOLDINGS                  com    63861C109  4,313,400.00  130,000  sole                          130,000
OCWEN FINANCIAL CORPORATION              com    675746309  3,289,200.00  120,000  sole                          120,000
OUTDOOR CHANNEL HLDGS INC                com    690027206  1,311,324.56  180,127  sole                          180,127
OWENS CORNING                            com    690742101  2,509,500.00   75,000  sole                           75,000
PULTEGROUP INC.                          com    745867101  2,247,500.00  145,000  sole                          145,000
ROCKWOOD HOLDINGS, INC.                  com    774415103  1,398,000.00   30,000  sole                           30,000
STANDARD PACIFIC CORP                    com    85375C101  2,433,600.00  360,000  sole                          360,000
THE PANTRY INC                           com    698657103  3,446,109.30  236,846  sole                          236,846
ULTA SALON COSMETICS & FRAGRANCE INC.    com    90384S303  1,444,575.00   15,000  sole                           15,000
ULTRA CLEAN HOLDINGS, INC.               com    90385V107  1,658,263.94  290,414  sole                          290,414
W.R. GRACE & CO                          com    38388F108  7,639,044.00  129,300  sole                          129,300
WALTER INVESTMENT MGMT CORP              com    93317W102  4,071,100.00  110,000  sole                          110,000
WTS/KINDER MORGAN, INC. EXP 05/25/2017   com    49456B119  2,617,500.00  750,000  sole                          750,000